FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Stated interest rate on Senior Notes due 2016	7.20%
Proceeds from Accounts Receivable Securitization	558,000,000
Currency And Interest Rate Swap Senior Notes Due 2015 [Member]
Derivative [Line Items]
Principal amount subject to interest rate swap agreements			1,000,000,000
Stated interest rate on Senior Notes due 2016		3.00%
Description of the interest rate terms of the swap agreement	Teva pays a fixed rate of 2.36% on the euro principal amount, as compared to the stated 3.00% fixed rate on the dollar principal amount.
Interest Rate Swap Senior Notes Due 2014 [Member]
Derivative [Line Items]
Description of the interest rate terms of the swap agreement	Teva is currently paying an effective interest rate of three months LIBOR plus an average 0.39% on the $250 million principal amount, as compared to the stated 1.70% fixed rate.
Interest Rate Swap Senior Notes Due 2013 [Member]
Derivative [Line Items]
Principal amount subject to interest rate swap agreements	1,100,000,000
Description of the interest rate terms of the swap agreement	Teva is currently paying an effective interest rate of 1.61% on the $1.1 billion principal amount, as compared to the stated three months LIBOR plus an average 0.9% rate.
Currency And Interest Rate Swap Senior Notes Due 2021 [Member]
Derivative [Line Items]
Description of the interest rate terms of the swap agreement	Teva pays a fixed rate of 3.85% on the euro principal amount, as compared to the stated 3.65% fixed rate on the dollar principal amount.